Other Financial Liabilities - Summary of Bank Loans by Currency Maturity (Detail) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	$ 106,783,566	$ 113,247,268
Non-current, Maturity	21,315,003	135,297,019
One to Two Years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	$ 21,315,003	112,747,516
Two to Three Years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		$ 22,549,503
Chile [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Nominal Interest Rate	6.49%	6.49%
Bank Loans [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	$ 106,783,566	$ 113,247,268
Non-current, Maturity	21,315,003	135,297,019
Bank Loans [Member] | One to Three Months [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	4	134,537
Bank Loans [Member] | Three Months to Twelve Months [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	106,783,562	113,112,731
Bank Loans [Member] | One to Two Years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	$ 21,315,003	112,747,516
Bank Loans [Member] | Two to Three Years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		$ 22,549,503
Bank Loans [Member] | Chile [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	1.77%	3.31%
Nominal Interest Rate	1.77%	3.31%
Current, Maturity	$ 106,783,562	$ 113,247,263
Non-current, Maturity	$ 21,315,003	$ 135,297,019
Bank Loans [Member] | Chile [Member] | Chilean Peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	6.00%	6.00%
Nominal Interest Rate	6.00%	6.00%
Current, Maturity	$ 4	$ 5
Bank Loans [Member] | Chile [Member] | One to Three Months [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		134,532
Bank Loans [Member] | Chile [Member] | One to Three Months [Member] | Chilean Peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	4	5
Bank Loans [Member] | Chile [Member] | Three Months to Twelve Months [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	106,783,562	113,112,731
Bank Loans [Member] | Chile [Member] | One to Two Years [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	$ 21,315,003	112,747,516
Bank Loans [Member] | Chile [Member] | Two to Three Years [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		$ 22,549,503